Asset Retirement Obligation - Asset Retirement Obligation Rollforward (Details) - Asset retirement obligation [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [Line Items]
Balance, beginning of year	$ 13,042	$ 13,612
Changes in estimates for asset retirement obligations and additional obligations recognized	1,000	(624)
Obligations settled	(135)	(458)
Asset retirement obligation accretion	207	259
Effect of movements in foreign exchange rates	(12)	253
Balance, end of year	$ 14,102	$ 13,042